GMO Emerging Markets Fund
GMO EMERGING MARKETS FUND
Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Emerging Markets Fund	Class II		Class III		Class IV		Class V		Class VI
Purchase premium (as a percentage of amount invested)	0.80%		0.80%		0.80%		0.80%		0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	[1]	0.80%	[1]	0.80%	[1]	0.80%	[1]	0.80%
[1]	Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distributions). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Emerging Markets Fund		Class II	Class III	Class IV	Class V	Class VI
Management fee	[1],[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder service fee	[1]	0.22%	0.15%	0.105%	0.085%	0.055%
Other expenses	[3]	0.10%	0.10%	0.09%	0.09%	0.09%
Acquired fund fees and expenses (underlying fund expenses)	[4]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.09%	1.02%	0.97%	0.95%	0.92%
Expense reimbursement/waiver	[1],[2]	(0.13%)	(0.11%)	(0.11%)	(0.14%)	(0.14%)
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)		0.96%	0.91%	0.86%	0.81%	0.78%
[1]	GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class's average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. These reimbursements and waivers will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reduce its management fee to 0.65% through June 30, 2019. This reduction may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[3]	The amount has been restated to reflect current fees.
[4]	Consists of approximately 0.01% in underlying fund fees and expenses and 0.01% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	260	500	760	1,503
Class III	255	481	725	1,425
Class IV	250	465	698	1,368
Class V	245	456	685	1,343
Class VI	242	447	669	1,308

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	177	411	664	1,386
Class III	172	391	628	1,308
Class IV	167	376	601	1,250
Class V	162	366	588	1,224
Class VI	159	357	572	1,190

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate (excluding short-term investments) was 117% of the average value of its portfolio. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2018, excluding transactions in U.S. Treasury Fund and other short-term investments, was 87% of the average value of its portfolio.

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. "Emerging markets" include all markets that are not treated as "developed markets" in the MSCI World Index or MSCI EAFE Index. The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see "Name Policies"). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality and macroeconomic factors. In constructing the Fund's portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund's portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, warrants, swap contracts, and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see "Additional Information about the Funds' Investment Strategies, Risks, and Expenses" and "Description of Principal Risks."

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•   Focused Investment Risk – Investments focused in a limited number of asset classes, industries, sectors, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

•   Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 31.90% (2Q2009) Lowest Quarter: -30.50% (4Q2008) Year-to-Date (as of 3/31/18): 3.05%
Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO Emerging Markets Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class II	[1]	29.86%	2.21%	(0.11%)	8.19%	Nov. 29, 1996
Class II | S&P/IFCI Composite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[1]	37.89%	5.65%	2.50%	7.85%	Nov. 29, 1996
Class III		29.94%	2.26%	(0.06%)	7.81%	Dec. 09, 1993
Class III | Return After Taxes on Distributions		29.35%	1.78%	(0.91%)	6.51%	Dec. 09, 1993
Class III | Return After Taxes on Distributions and Sale of Fund Shares		17.78%	1.82%	0.23%	6.66%	Dec. 09, 1993
Class III | S&P/IFCI Composite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)		37.89%	5.65%	2.50%	6.74%	Dec. 09, 1993
Class IV		29.98%	2.30%	(0.01%)	9.35%	Jan. 09, 1998
Class IV | S&P/IFCI Composite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)		37.89%	5.65%	2.50%	9.74%	Jan. 09, 1998
Class V	[2]	30.02%	2.34%	0.03%	10.75%	Aug. 04, 2003
Class V | S&P/IFCI Composite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[2]	37.89%	5.65%	2.50%	12.35%	Aug. 04, 2003
Class VI		30.12%	2.38%	0.06%	11.01%	Jun. 30, 2003
Class VI | S&P/IFCI Composite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)		37.89%	5.65%	2.50%	12.66%	Jun. 30, 2003
[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual fund operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual fund operating expenses during such periods upward by the current differential between "Total annual fund operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[2]	For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.